Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
(215) 564-8000

February 23, 2018

VIA EDGAR TRANSMISSION (CIK #0001109441)
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Franklin Floating Rate Master Trust (the "Trust")
File No. 811-09869
PRELIMINARY CONSENT SOLICITATION MATERIALS

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, submitted electronically via the EDGAR system are preliminary copies of the Consent Solicitation Statement, Notice of Solicitation of Consents and form of Consent ("Consent Solicitation Materials") to be furnished to shareholders of Franklin Floating Rate Master Series, Franklin Middle Tier Floating Rate Fund and Franklin Lower Tier Floating Rate Fund, each, a series of the Trust  in connection with the solicitation of consents to elect a board of trustees for the Trust and for Franklin Middle Tier Floating Rate Fund and Franklin Lower Tier Floating Rate Fund, to approve the use of a "manager of mangers" structure and to approve an amended fundamental restriction regarding investments in commodities.

The enclosed preliminary copies of the Consent Solicitation Materials are expected to be mailed to shareholders on or around March 5, 2018.

Please direct any questions and comments relating to this filing to Michael Mabry, Esq. at 215/564-8011 or Kristin Ives at 215/564-8037.

Regards,

/s/ Michael Mabry
Michael Mabry, Esq.